Taxes - Reconciliation of the income tax expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Net income before income tax	$ 36,898,946	$ 54,163,418	$ 26,425,817
Statutory tax rate	35.00%	35.00%	31.00%
Income tax at statutory rate	$ 12,914,631	$ 18,957,196	$ 8,192,003
Effective tax rate reconciliation items:
Adjustment - IAS 12.41	(2,032,193)	1,946,269	1,194,065
Non-deductible expenses	646,616	448,433	387,407
Rate differential adjustment	(1,630,935)	(670,080)	(304,176)
Non-taxable income	(1,080,149)	(739,243)	(517,483)
Prior years' taxes	77,022	17,421	(90,860)
Foreign currency translation and exchange difference	577,949	(82,028)	(149,035)
Tax discounts and tax credit	(18,215)	(184,054)	(173,154)
Others	119,154	(71,057)	285,489
Effect of tax reform	1,941,995	(658,919)	(28,993)
Income tax expenses	$ 11,515,875	$ 18,963,938	$ 8,795,263
Effective tax rate	31.20%	35.00%	33.30%
Current	$ 12,867,278	$ 16,801,363	$ 6,940,660
Deferred	(1,351,403)	2,162,575	1,854,603
Income tax expenses	$ 11,515,875	$ 18,963,938	$ 8,795,263